Revenue from Operations (Tables)	12 Months Ended
Mar. 31, 2024
Revenue [abstract]
Summary of Revenue

Revenues for fiscal 2024, 2023, and 2022 are as follows:

(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Revenue from software services	17,549	17,072	15,225
Revenue from products and platforms	1,013	1,140	1,086
Total Revenue from Operations	18,562	18,212	16,311

Summary of Percentage of Revenues

The following table gives details in respect of percentage of revenues generated from top five customers and top ten customers:

	(In %)
	Year ended March 31,
	2024	2023	2022
Revenue from top five customers	13.3	12.7	11.4
Revenue from top ten customers	20.0	20.2	19.3

Year ended March 31, 2024, March 31, 2023 and March 31, 2022
			(Dollars in millions)
Particulars	Year ended
	2024	2023	2022
Revenues by Geography*
North America	11,163	11,262	10,066
Europe	5,105	4,670	4,039
India	469	478	480
Rest of the world	1,825	1,802	1,726
Total	18,562	18,212	16,311

*Geographical revenues are based on the domicile of customer

Summary of Unbilled Revenue

		(Dollars in millions)
	As of
	March 31, 2024	March 31, 2023
Unbilled financial asset (1)	1,151	1,157
Unbilled non-financial asset (2)	593	880
	1,744	2,037

(1)
Right to consideration is unconditional and is due only after a passage of time.
(2)
Right to consideration is dependent on completion of contractual milestones.